Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.4%)
Massachusetts (97.8%)
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/2043	150	115
	Andover MA GO	2.000%	9/15/2034	1,075	994
	Andover MA GO	2.000%	9/15/2035	1,085	984
	Andover MA GO	2.000%	9/15/2036	1,085	961
	Andover MA GO	2.000%	9/15/2037	1,090	942
	Andover MA GO	2.000%	9/15/2039	1,110	914
	Andover MA GO	2.000%	9/15/2040	1,115	903
	Andover MA GO	2.000%	9/15/2041	1,025	816
	Andover MA GO	3.000%	12/1/2042	1,400	1,285
	Andover MA GO	3.000%	12/1/2043	1,375	1,239
	Andover MA GO	3.000%	12/1/2044	1,285	1,128
	Arlington MA GO	2.000%	9/15/2040	2,790	2,252
	Arlington MA GO	2.000%	9/15/2041	2,800	2,219
	Ashland MA GO	3.000%	8/1/2047	3,180	2,598
	Ashland MA GO	2.250%	5/15/2051	1,930	1,236
	Ashland MA GO	3.000%	8/1/2052	2,890	2,241
	Attleboro MA GO	2.625%	10/15/2050	3,335	2,321
	Bedford MA GO	3.000%	9/15/2030	1,200	1,222
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/2028	1,120	1,158
	Boston MA GO	2.000%	11/1/2036	2,250	1,987
	Boston MA GO	2.000%	11/1/2037	2,205	1,900
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/2041	3,000	2,775
	Braintree MA GO	1.750%	10/15/2032	1,755	1,598
	Braintree MA GO	1.750%	10/15/2033	1,600	1,433
	Braintree MA GO	1.750%	10/15/2034	1,600	1,408
	Braintree MA GO	2.000%	10/15/2036	2,160	1,904
	Braintree MA GO	3.000%	6/1/2037	395	387
[1]	Bridgewater-Raynham MA Regional School District GO	2.000%	2/1/2036	1,000	891
	Bristol County MA GO	4.000%	6/1/2051	7,000	6,587
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2042	4,425	4,533
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2043	4,600	4,678
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2044	4,400	4,455
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2046	3,905	3,890
[2]	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2047	500	492
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2048	5,570	5,424
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2051	6,120	5,833
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2052	3,500	3,323
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2053	6,145	5,816
	Brockton MA GO	4.000%	8/1/2052	830	784
	Brookline MA GO	3.000%	3/15/2035	3,800	3,817
	Brookline MA GO	2.000%	2/15/2039	5,725	4,782
	Brookline MA GO	2.000%	2/15/2040	6,645	5,415
	Brookline MA GO	2.000%	2/15/2041	6,755	5,415
	Burlington MA GO	2.750%	1/15/2041	600	524
	Burlington MA GO	2.750%	1/15/2042	620	526
	Burlington MA GO	2.750%	1/15/2043	635	524
	Burlington MA GO	2.750%	1/15/2044	655	522
	Burlington MA GO	2.750%	1/15/2046	310	244
	Burlington MA GO	2.750%	1/15/2050	2,565	1,893
	Canton MA GO	2.500%	3/15/2038	150	135
	Central Berkshire MA Regional School District GO	3.000%	6/1/2032	1,125	1,133
	Central Berkshire MA Regional School District GO	3.000%	6/1/2038	1,400	1,361
	Central Berkshire MA Regional School District GO	3.000%	6/1/2040	720	669
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2029	400	402
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2039	1,385	1,387
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2049	3,250	3,164
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2054	5,490	5,232
	Commonwealth of Massachusetts GO	5.000%	1/1/2033	4,000	4,205
	Commonwealth of Massachusetts GO	5.250%	1/1/2033	1,850	2,008
	Commonwealth of Massachusetts GO	5.000%	4/1/2033	3,775	3,890

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	4.000%	7/1/2033	5,000	5,023
Commonwealth of Massachusetts GO	5.000%	7/1/2033	3,495	3,527
Commonwealth of Massachusetts GO	5.000%	1/1/2034	4,000	4,204
Commonwealth of Massachusetts GO	5.000%	1/1/2034	685	819
Commonwealth of Massachusetts GO	5.000%	2/1/2034	1,910	1,959
Commonwealth of Massachusetts GO	2.000%	3/1/2034	3,670	3,404
Commonwealth of Massachusetts GO	2.000%	3/1/2035	400	365
Commonwealth of Massachusetts GO	3.000%	3/1/2035	1,215	1,224
Commonwealth of Massachusetts GO	5.000%	3/1/2035	595	709
Commonwealth of Massachusetts GO	5.000%	4/1/2035	7,000	7,204
Commonwealth of Massachusetts GO	3.000%	5/1/2035	6,540	6,566
Commonwealth of Massachusetts GO	5.000%	5/1/2035	2,445	2,867
Commonwealth of Massachusetts GO	3.000%	7/1/2035	230	231
Commonwealth of Massachusetts GO	5.000%	7/1/2035	2,875	3,495
Commonwealth of Massachusetts GO	3.000%	9/1/2035	13,000	13,001
Commonwealth of Massachusetts GO	5.000%	2/1/2036	10	10
Commonwealth of Massachusetts GO	3.000%	3/1/2036	1,220	1,222
Commonwealth of Massachusetts GO	5.000%	7/1/2036	3,380	3,738
Commonwealth of Massachusetts GO	5.000%	8/1/2036	7,800	9,261
Commonwealth of Massachusetts GO	5.000%	10/1/2036	175	201
Commonwealth of Massachusetts GO	5.000%	11/1/2036	500	590
Commonwealth of Massachusetts GO	5.000%	7/1/2037	1,315	1,448
Commonwealth of Massachusetts GO	5.000%	8/1/2037	8,650	10,149
Commonwealth of Massachusetts GO	5.000%	10/1/2037	910	1,038
Commonwealth of Massachusetts GO	5.000%	11/1/2037	6,150	7,174
Commonwealth of Massachusetts GO	5.000%	3/1/2038	4,525	5,252
Commonwealth of Massachusetts GO	5.000%	8/1/2038	10,000	11,649
Commonwealth of Massachusetts GO	5.000%	9/1/2038	6,520	6,889
Commonwealth of Massachusetts GO	3.000%	11/1/2038	750	730
Commonwealth of Massachusetts GO	5.000%	11/1/2038	6,850	7,109
Commonwealth of Massachusetts GO	5.000%	11/1/2038	3,735	4,327
Commonwealth of Massachusetts GO	5.000%	12/1/2038	15	15
Commonwealth of Massachusetts GO	3.250%	2/1/2039	125	125
Commonwealth of Massachusetts GO	5.000%	5/1/2039	610	652
Commonwealth of Massachusetts GO	3.000%	7/1/2039	8,310	7,942
Commonwealth of Massachusetts GO	5.000%	8/1/2039	4,135	4,731
Commonwealth of Massachusetts GO	3.000%	11/1/2039	3,605	3,428
Commonwealth of Massachusetts GO	2.000%	3/1/2040	5,000	4,033
Commonwealth of Massachusetts GO	5.000%	3/1/2040	2,430	2,786
Commonwealth of Massachusetts GO	5.000%	7/1/2040	200	218
Commonwealth of Massachusetts GO	5.000%	8/1/2040	16,000	18,135
Commonwealth of Massachusetts GO	3.000%	11/1/2040	7,170	6,656
Commonwealth of Massachusetts GO	5.000%	11/1/2040	2,795	3,195
Commonwealth of Massachusetts GO	5.000%	12/1/2040	305	351
Commonwealth of Massachusetts GO	3.000%	2/1/2041	245	226
Commonwealth of Massachusetts GO	3.000%	4/1/2041	9,200	8,379
Commonwealth of Massachusetts GO	5.000%	5/1/2041	4,500	4,784
Commonwealth of Massachusetts GO	5.000%	7/1/2041	2,895	3,141
Commonwealth of Massachusetts GO	3.000%	11/1/2041	9,200	8,491
Commonwealth of Massachusetts GO	5.000%	12/1/2041	1,850	2,144
Commonwealth of Massachusetts GO	5.000%	1/1/2042	5,550	6,224
Commonwealth of Massachusetts GO	5.250%	4/1/2042	3,540	3,623
Commonwealth of Massachusetts GO	5.000%	5/1/2042	10,000	10,589
Commonwealth of Massachusetts GO	5.000%	5/1/2042	3,200	3,559
Commonwealth of Massachusetts GO	5.000%	6/1/2042	9,715	11,078
Commonwealth of Massachusetts GO	5.000%	6/1/2042	4,000	4,561
Commonwealth of Massachusetts GO	3.000%	11/1/2042	2,275	2,048
Commonwealth of Massachusetts GO	5.000%	11/1/2042	14,605	16,444
Commonwealth of Massachusetts GO	5.000%	12/1/2042	9,585	10,992
Commonwealth of Massachusetts GO	2.500%	3/1/2043	990	798
Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,035	5,308
Commonwealth of Massachusetts GO	5.000%	5/1/2043	2,035	2,268
Commonwealth of Massachusetts GO	5.000%	6/1/2043	1,980	2,233
Commonwealth of Massachusetts GO	5.250%	9/1/2043	27,750	29,117
Commonwealth of Massachusetts GO	5.000%	12/1/2043	3,945	4,425
Commonwealth of Massachusetts GO	5.000%	12/1/2043	10,575	11,985
Commonwealth of Massachusetts GO	5.250%	1/1/2044	10,955	11,515
Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,000	2,099
Commonwealth of Massachusetts GO	5.000%	6/1/2044	2,560	2,848
Commonwealth of Massachusetts GO	5.000%	8/1/2044	3,280	3,655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	12/1/2044	10,290	11,500
	Commonwealth of Massachusetts GO	5.000%	5/1/2045	985	1,026
	Commonwealth of Massachusetts GO	5.000%	5/1/2045	240	261
	Commonwealth of Massachusetts GO	5.000%	6/1/2045	3,885	4,271
	Commonwealth of Massachusetts GO	5.000%	6/1/2045	2,170	2,386
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	4,570	4,817
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	12,155	12,858
	Commonwealth of Massachusetts GO	5.000%	12/1/2045	1,420	1,568
	Commonwealth of Massachusetts GO	5.000%	1/1/2046	4,490	4,595
	Commonwealth of Massachusetts GO	5.000%	6/1/2046	1,830	1,989
	Commonwealth of Massachusetts GO	3.000%	9/1/2046	1,515	1,217
	Commonwealth of Massachusetts GO	5.000%	10/1/2046	11,630	12,491
	Commonwealth of Massachusetts GO	5.000%	11/1/2046	3,360	3,582
	Commonwealth of Massachusetts GO	5.000%	12/1/2046	150	164
	Commonwealth of Massachusetts GO	3.000%	3/1/2047	10,120	8,016
	Commonwealth of Massachusetts GO	5.000%	6/1/2047	11,155	12,020
	Commonwealth of Massachusetts GO	5.250%	10/1/2047	10,270	11,013
	Commonwealth of Massachusetts GO	5.000%	12/1/2047	10,745	11,616
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	2,685	2,102
	Commonwealth of Massachusetts GO	5.000%	5/1/2048	1,195	1,261
	Commonwealth of Massachusetts GO	3.000%	7/1/2048	1,285	1,005
	Commonwealth of Massachusetts GO	5.000%	1/1/2049	10,000	10,562
	Commonwealth of Massachusetts GO	3.000%	3/1/2049	6,255	4,862
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	6,005	4,665
	Commonwealth of Massachusetts GO	5.000%	8/1/2049	10,000	10,656
	Commonwealth of Massachusetts GO	2.750%	3/1/2050	9,010	6,529
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	3,730	2,266
	Commonwealth of Massachusetts GO	5.000%	10/1/2050	5,000	5,251
	Commonwealth of Massachusetts GO	5.000%	11/1/2050	8,595	8,884
	Commonwealth of Massachusetts GO	2.125%	4/1/2051	6,700	4,120
	Commonwealth of Massachusetts GO	5.000%	10/1/2051	13,550	14,191
	Commonwealth of Massachusetts GO	5.000%	8/1/2052	4,245	4,483
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	9,085	9,451
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	17,000	17,773
	Commonwealth of Massachusetts GO	5.250%	10/1/2052	4,665	4,944
	Commonwealth of Massachusetts GO	5.000%	11/1/2052	3,000	3,122
	Commonwealth of Massachusetts GO	5.000%	8/1/2053	16,240	17,043
	Commonwealth of Massachusetts GO	5.000%	10/1/2053	5,000	5,223
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	3,220	3,384
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	41,355	43,215
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	5,745	6,013
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	2,990	3,133
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	22,250	23,342
	Commonwealth of Massachusetts GO	5.000%	12/1/2055	27,000	28,403
[3]	Commonwealth of Massachusetts GO TOB VRDO	1.850%	3/2/2026	2,705	2,705
[3]	Commonwealth of Massachusetts GO TOB VRDO	1.850%	3/2/2026	2,945	2,945
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2037	680	759
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/2039	4,545	4,313
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2039	5	5
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2040	11,235	12,368
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	3,000	3,313
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2042	500	549
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2043	1,040	1,124
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2044	4,385	4,855
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2042	2,000	2,048
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.250%	6/1/2043	3,930	4,113
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2049	25,000	25,675
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	29,690	30,812
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	2,800	2,944
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2052	4,560	4,735
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	20,000	20,870
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	18,775	19,686
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	2,450	2,567
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	12,560	13,204
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2037	500	527
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2041	6,125	6,410
[3]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	1.850%	3/2/2026	4,000	4,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dedham MA GO	3.000%	6/1/2035	880	882
	Dedham MA GO	3.000%	6/1/2036	880	873
	Dennis - Yarmouth Regional School District GO	2.125%	10/1/2043	1,105	832
	Dennis - Yarmouth Regional School District GO	2.250%	10/1/2046	3,615	2,506
	East Longmeadow MA GO	4.000%	11/1/2049	10,000	9,633
	East Longmeadow MA GO	4.000%	11/1/2054	15,000	13,953
	Easthampton MA GO	3.000%	6/1/2037	1,190	1,164
	Easthampton MA GO	3.000%	6/1/2038	2,200	2,126
	Easthampton MA GO	3.000%	6/1/2039	70	67
	Easton MA GO	2.000%	10/15/2037	265	227
	Easton MA GO	2.125%	10/15/2038	1,155	977
	Easton MA GO	2.250%	10/15/2040	810	666
	Easton MA GO	2.250%	10/15/2041	615	498
	Easton MA GO	2.500%	10/15/2046	2,390	1,749
	Everett MA GO	2.000%	1/15/2037	295	251
	Fall River MA BAN GO	4.000%	1/29/2027	5,000	5,070
	Fall River MA GO	3.000%	12/1/2036	2,265	2,242
	Fall River MA GO	3.000%	12/1/2037	2,335	2,284
	Fall River MA GO	2.500%	12/1/2039	100	86
	Fall River MA GO	2.000%	12/1/2040	155	118
	Fall River MA GO	2.000%	12/1/2043	105	74
	Foxborough MA GO	3.000%	5/15/2041	1,590	1,473
	Framingham MA GO	3.000%	12/15/2035	900	899
	Framingham MA GO	2.000%	12/15/2039	1,215	977
	Framingham MA GO	2.000%	12/15/2040	1,235	970
	Framingham MA GO	2.000%	12/15/2041	1,245	961
[2]	Gardner MA GO	2.000%	8/1/2039	1,230	997
[2]	Gardner MA GO	2.125%	8/1/2046	1,160	767
	Gardner MA GO	4.125%	1/15/2048	2,930	2,832
	Gloucester MA GO	2.000%	9/15/2040	855	676
	Gloucester MA GO	2.125%	9/15/2042	885	676
	Gloucester MA GO	2.125%	9/15/2043	655	485
	Gloucester MA GO	4.000%	9/1/2046	815	805
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2042	3,370	3,763
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2043	3,000	3,309
	Greater Fall River Vocational School District (Massachusetts State Qualified Bond Project) GO	5.000%	6/1/2045	3,935	4,225
	Hingham MA GO	2.000%	2/15/2040	4,000	3,254
	Hudson MA BAN GO	5.250%	6/11/2026	1,000	1,005
	Lawrence MA GO	2.250%	2/1/2038	1,755	1,521
	Lawrence MA GO	4.125%	6/1/2051	2,165	2,079
	Lawrence MA GO	4.125%	6/1/2052	2,175	2,077
	Leominster MA GO	3.000%	3/1/2042	125	111
	Leominster MA GO	3.000%	3/1/2052	4,000	2,951
	Lexington MA GO	3.250%	2/1/2038	1,410	1,411
	Lexington MA GO	3.625%	2/1/2049	450	390
	Lincoln MA GO	3.250%	3/1/2040	1,150	1,125
	Lincoln MA GO	3.500%	3/1/2044	1,100	1,040
	Littleton MA GO	3.250%	6/15/2038	205	204
	Longmeadow MA GO	2.000%	5/15/2033	1,390	1,308
	Lowell MA GO	3.000%	9/1/2036	2,100	2,087
	Lowell MA GO	3.000%	9/1/2040	1,500	1,392
	Lowell MA GO	4.000%	9/1/2040	2,155	2,243
	Lowell MA GO	3.000%	9/1/2041	1,545	1,417
	Lowell MA GO	4.000%	9/1/2041	2,365	2,433
	Lowell MA GO	2.125%	9/1/2042	1,040	777
	Lowell MA GO	2.125%	9/1/2042	1,715	1,282
	Lowell MA GO	2.125%	9/1/2043	895	649
	Lowell MA GO	4.000%	9/1/2048	5,295	5,117
	Lowell MA GO	4.250%	9/1/2048	705	698
	Lowell MA GO	4.250%	9/1/2053	5,550	5,411
	Ludlow MA GO	3.000%	2/1/2049	250	189
	Lynn MA GO	3.125%	3/1/2044	435	378
	Lynn MA GO	4.000%	9/1/2050	2,230	2,138
	Lynn MA GO	4.000%	9/1/2051	2,170	2,067
	Lynn MA GO	4.000%	9/1/2054	7,495	7,056
	Marblehead MA GO	3.000%	8/1/2039	500	474
	Marlborough MA GO	2.000%	5/15/2033	1,510	1,432
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2034	500	513
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2035	500	513
[1]	Marthas Vineyard Land Bank Miscellaneous Revenue	5.000%	5/1/2036	500	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/2041	1,790	1,697
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	10,000	10,422
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2028	7,000	6,601
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	3,000	2,754
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	2,480	2,767
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2033	4,500	5,174
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	125	132
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	3,000	3,619
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	10,000	11,934
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	4,785	5,625
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	6,020	6,310
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	2,470	2,824
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,000	1,063
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	4,805	5,372
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	5,000	5,660
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	2,355	2,607
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	1,045	1,170
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	2,460	2,720
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/2046	240	174
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2048	2,835	3,049
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	1,640	1,530
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	9,405	10,078
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	6,340	5,935
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	12,915	13,725
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2054	10,000	10,682
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	10,000	10,739
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.850%	3/4/2026	11,670	11,670
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/2039	240	227
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/2039	4,865	5,222
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/2040	1,635	1,516
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2031	3,750	4,273
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2032	2,320	2,699
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2039	3,750	4,379
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2041	4,350	5,064
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	1,725	1,964
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	3,425	3,944
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2043	3,305	3,721
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2043	5,000	5,694
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	3,500	3,895
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2044	10,000	11,236
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	3,325	3,661
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2045	5,000	5,553
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2048	2,000	2,159
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2049	2,000	2,147
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2056	5,000	5,291
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	7,110	6,810
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2027	1,590	1,607
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2033	2,925	2,926
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/2037	3,080	3,113
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/2040	1,285	1,285
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/2046	2,500	2,347
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	275	279
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	1,510	1,533
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	280	284
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	775	789
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	1,550	1,579
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	255	264
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	4,540	4,695
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2028	575	595
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,575	1,619
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,300	1,321
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,220	1,226
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	4,725	4,886
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	600	633
[5]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/2029	1,150	1,222
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2029	340	343
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	2,120	2,154
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,640	1,703
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2030	520	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2030	355	358
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	1,500	1,523
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2030	165	165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	1,080	1,084
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	500	507
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	200	217
	Massachusetts Development Finance Agency College & University Revenue	5.000%	4/1/2031	180	183
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2031	370	372
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	1,185	1,187
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2031	305	309
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	1,500	1,547
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	250	275
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	145	147
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	4,000	4,657
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2032	965	966
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2032	125	125
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/2032	6,915	8,132
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	305	314
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	150	154
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	1,265	1,414
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	5,000	5,912
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2033	1,225	1,226
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2034	700	709
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	100	119
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	5,000	6,001
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2034	1,285	1,286
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	385	381
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	1,425	1,434
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	1,000	1,026
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	290	293
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	60	58
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,065	1,101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2035	175	175
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	540	533
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	7,000	8,352
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	1,000	1,011
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2035	1,495	1,504
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	630	645
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	825	844
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	9,375	10,535
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2036	1,750	1,827
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	725	732
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	1,160	1,163
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	300	295
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2036	4,000	4,729
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2036	300	300
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2037	500	511
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2037	725	727
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2037	175	180
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2037	3,095	2,718
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2037	545	538
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2038	405	413
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2038	555	580
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2038	110	113
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2038	2,695	2,309
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	7,500	8,706
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2038	765	746
	Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/2039	1,585	1,770
[2]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	305	306
[2]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	2,985	2,987
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2039	4,940	4,948
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2039	1,065	1,087
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	1,650	1,562
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	4,855	5,597
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	480	464
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2040	170	172
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2040	535	648
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	10,000	12,191
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2040	2,660	2,661
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	4,190	3,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	4,640	4,205
	Massachusetts Development Finance Agency College & University Revenue	2.500%	7/1/2041	3,275	2,702
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2041	2,065	2,386
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2042	250	251
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	3,330	3,348
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	2,110	2,112
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	250	256
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	14,410	16,494
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2043	6,185	6,391
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	2,500	2,503
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2044	4,955	4,960
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/2044	14,015	14,017
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/2044	1,225	1,135
	Massachusetts Development Finance Agency College & University Revenue	6.000%	1/1/2045	1,285	1,384
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,955	4,351
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	2,000	1,991
	Massachusetts Development Finance Agency College & University Revenue	5.500%	7/1/2045	250	263
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2045	4,950	4,846
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	65	56
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	5,245	4,404
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	1,500	1,509
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	5,745	5,700
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	1,500	1,451
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2047	3,860	3,800
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2048	1,115	1,096
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	9,855	9,368
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2048	13,490	12,789
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	8,820	9,300
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	21,680	23,078
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2049	2,000	1,911
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	13,745	10,849
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2050	4,000	3,298
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,000	5,672
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2050	120	83
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2053	3,975	3,726
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2053	6,035	5,739
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2053	2,955	3,097
	Massachusetts Development Finance Agency College & University Revenue	6.000%	1/1/2055	13,715	14,411
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	24,620	26,985
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	1,585	1,658
	Massachusetts Development Finance Agency College & University Revenue	5.250%	7/1/2055	10,000	9,951
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	1,950	1,474
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/2059	11,130	12,006
[2]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/2059	6,075	6,658
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/2051	1,500	1,258
[2]	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/2051	10,370	9,195
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	5,320	5,428
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	46,345	53,490
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	20,795	25,128
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	30,145	36,532
[3]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	2.000%	3/2/2026	19,050	19,050
[6]	Massachusetts Development Finance Agency College & University Revenue VRDO	1.850%	3/2/2026	14,260	14,260
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	503
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,150	1,159
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,585	1,596
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,200	1,218
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	485	492
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	600	605
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,385	3,408
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,390	2,401
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,960	3,981
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,780	1,834
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	1,140	1,178
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,400	1,454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	505	521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,065	1,085
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	600	604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,370	1,376
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,000	3,084
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,000	2,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	220	234
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2028	1,245	1,314
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	775	823
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,740	1,795
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	535	552
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,000	1,029
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	110	116
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,565	1,576
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	255	256
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,100	3,118
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,055	1,084
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	50	54
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,805	4,135
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	1,115	1,200
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	105	114
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	900
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	560	577
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,665	2,725
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	5,395	5,655
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,450	3,470
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,470	2,538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,350	1,460
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	150	164
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	705	708
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,100	1,186
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	4,000	4,445
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2030	665	728
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,000	1,104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	290	299
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	2,870	2,950
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,016
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,400	2,417
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,120	2,132
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	770	814
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,495	2,695
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,150	1,256
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,030	2,298
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2031	695	772
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	2,510	2,834
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,010	1,087
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,200	1,219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,505	2,644
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	12,770	14,561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	890	893
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,210	1,335
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,345	2,698
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2032	705	794
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	2,635	3,015
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,690	1,815
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,880	1,964
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	650	717
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,065	1,215
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,270	1,413
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,230	1,434
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2033	580	660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,017
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2033	2,770	3,208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,260	1,349
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	300	330
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	685	704
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	9,270	10,733
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,150
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,600	1,886
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2034	605	694
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	2,000	2,032
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/2034	2,910	3,401
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	10,950	11,129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,375	5,640
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	645	648
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	505	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	12,735	14,689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,000	2,310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,150	1,280
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,640	1,948
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,630	1,935
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2035	635	731
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,500	1,521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	4,415	4,620
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,000	1,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,810	1,822
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	415	451
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,640	1,881
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,335	3,874
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,835	2,169
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2036	580	662
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	10	10
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	455	481
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	6,190	6,659
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,038
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	350	378
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,000	2,266
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2037	610	690
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2037	1,980	1,861
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,000	1,011
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	100	107
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,650	1,852
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,685	3,066
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,000	1,158
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2038	1,995	1,858
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	4,040	4,165
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	275	289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,350	1,501
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	935	1,075
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	2,045	1,881
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	2,000	2,198
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	3,850	4,332
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	930	1,061
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2040	1,000	1,110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2040	1,030	1,153
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	445	445
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	485	485
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	1,220	1,224
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	8,000	8,001
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	3,990	4,031
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	18,055	18,073
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	4,910	4,938
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	890	1,007
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2041	1,000	1,099
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2041	1,080	1,197
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	18,305	18,513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,000	1,766
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	1,970	2,178
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	1,000	1,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2042	1,590	1,750
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/2042	970	950
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,325	1,353
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,055	5,189
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,350	5,492
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,090	2,288
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,255	3,640
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	1,000	1,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	21,305	19,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,250	1,251
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	150	150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,355	3,360
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,965	4,378
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	6,500	7,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	1,000	1,066
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2044	2,380	2,570
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,555	4,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2045	1,500	1,580
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2045	12,485	10,068
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,720	2,374
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	5,530	5,964
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/2046	15,865	16,107
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	1,610	1,619
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	145	129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	7,150	6,036
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	4,290	4,592
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2048	5,345	5,691
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	10/1/2049	5,460	5,906
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	1,550	1,625
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	10,000	10,904
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2050	960	1,047
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	1,450	1,270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	300	272
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	3/1/2054	8,445	7,933
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	9,535	9,054
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2054	1,135	1,175
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	30,925	32,953
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	12,775	13,763
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2055	2,000	2,167
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2057	8,530	8,339
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/2030	3,070	3,347
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	13,060	14,328
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	20,470	20,470
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	17,020	17,020
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.200%	3/5/2026	5,835	5,835
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/5/2026	23,050	23,050
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2032	500	503
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2033	320	321
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2034	345	346
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2034	315	316
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2037	825	810
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2039	1,015	966
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/2039	840	798
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	2.300%	1/1/2042	1,465	1,127
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2042	950	871
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2050	4,770	3,927
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2060	3,300	3,199
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	11,500	11,512
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/2034	1,450	1,511
[3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2044	5,265	5,381
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2032	500	567
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2033	500	574
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2034	500	579
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2035	500	583
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2036	500	578
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2037	1,000	1,146
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2038	500	568
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	1,570	1,695
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	3,375	3,533
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2060	5,890	6,160
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	5,775	6,039
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	100	101
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2033	1,235	1,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2041	3,000	3,008
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	2,000	1,859
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	8,750	7,874
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2026	185	187
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2027	200	206
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2028	220	231
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2029	245	262
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2030	435	472
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2031	735	808
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2032	1,630	1,390
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2033	3,090	2,542
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2034	2,215	2,298
[2]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/2038	4,080	2,694
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	445	449
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/2042	210	189
[5]	Massachusetts Development Finance Agency Miscellaneous Revenue	5.750%	1/1/2042	7,600	9,157
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2048	2,160	1,918
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/2051	2,040	1,470
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2029	1,000	1,001
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2031	500	501
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/2032	1,695	1,697
	Massachusetts Development Finance Agency Private Schools Revenue	4.250%	7/1/2054	3,950	3,718
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2035	2,955	3,550
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	2.450%	4/1/2026	3,500	3,500
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	1.550%	3/5/2026	1,000	1,000
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	8,400	8,400
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	14,245	14,245
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/4/2026	9,700	9,700
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.350%	3/4/2026	8,200	8,200
[6]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/5/2026	2,660	2,660
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	2.050%	3/2/2026	18,700	18,700
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2028	2,915	2,955
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	4,690	4,763
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	21,525	22,066
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	5,325	5,479
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	6,265	6,334
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/2032	940	877
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/2033	250	258
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/2034	550	573
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/2034	545	566
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/2035	560	585
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/2035	600	644
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2035	1,175	1,019
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	12/1/2035	690	599
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2035	580	605
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/2035	620	666
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2036	125	105
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/2036	1,500	1,275
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/2036	355	304
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/2037	600	620
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/2037	625	666
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2037	3,340	3,589
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2038	2,600	2,774
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/2039	3,615	3,176
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	12/1/2040	395	319
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/2040	500	411
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	12/1/2040	2,000	2,026
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/2041	6,000	4,810
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/2042	2,300	2,415
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/2042	4,000	4,327
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2043	1,500	1,551
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2044	1,000	863
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/2044	750	758
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/2044	500	503
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/2044	1,315	1,331
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/2045	2,600	2,641
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/2046	2,050	1,559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2048	1,865	1,875
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2048	1,500	1,528
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/2049	2,635	2,100
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/2049	1,000	851
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/2049	625	621
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2049	1,000	1,002
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/2050	2,360	2,476
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/2050	750	499
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/2050	1,750	1,177
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,930	1,919
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	4,195	4,170
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2050	2,500	1,813
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2050	2,280	2,323
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2050	1,000	1,032
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/2051	9,590	9,525
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	12/1/2051	1,000	715
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/2052	1,540	1,449
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/2052	13,155	14,152
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2053	5,170	5,204
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/2054	7,790	5,904
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/2054	5,000	4,198
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/2054	2,750	2,750
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2055	2,000	2,285
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/2057	4,445	4,256
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2057	1,840	1,868
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/2058	4,650	4,578
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2059	10,000	7,395
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2059	8,340	6,167
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/2059	2,800	2,811
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2060	3,000	3,025
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	6/1/2063	2,350	1,500
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/2064	1,575	1,509
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/2064	11,320	11,406
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/2065	3,430	3,478
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/2066	4,540	4,640
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/2067	1,570	1,557
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2067	2,400	2,421
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/2068	3,000	3,035
[3]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.880%	3/5/2026	11,875	11,875
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue	5.000%	7/1/2044	510	551
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/2051	680	626
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	6,000	6,320
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2031	900	919
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	1,000	1,229
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2038	2,000	1,918
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2039	6,595	7,217
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	10,515	11,046
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	13,300	14,334
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	3,825	2,915
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	7,160	7,394
	Massachusetts School Building Authority Sales Tax Revenue	5.500%	2/15/2055	10,840	11,823
[2]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/2033	1,695	1,959
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/2034	675	693
[2]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/2039	4,725	5,906
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2041	1,280	992
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2043	1,335	966
	Massachusetts State College Building Authority College & University Revenue (Community College Program)	4.000%	5/1/2045	285	280
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	1,580	1,710
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	3,280	3,512
[6]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.850%	3/4/2026	260	260
[6]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.870%	3/4/2026	3,115	3,115
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.880%	3/5/2026	36,300	36,300
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	1.900%	3/5/2026	2,500	2,500
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	13,920	14,491
[9]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2037	2,000	2,205
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2044	2,220	2,379
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2044	5,000	5,290
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2045	2,170	2,278
	Massachusetts Water Resources Authority Water Revenue VRDO	1.800%	3/2/2026	8,100	8,100
	Massachusetts Water Resources Authority Water Revenue VRDO	1.600%	3/4/2026	6,330	6,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue VRDO	1.870%	3/4/2026	540	540
[6]	Massachusetts Water Resources Authority Water Revenue VRDO	1.870%	3/4/2026	2,000	2,000
	Massachusetts Water Resources Authority Water Revenue VRDO	1.670%	3/5/2026	10,335	10,335
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	3,455	3,498
	Medford MA GO	2.000%	8/15/2041	250	188
	Middleborough MA GO	2.000%	10/1/2039	1,450	1,181
	Middleborough MA GO	2.000%	10/1/2040	1,450	1,152
	Middleborough MA GO	2.000%	10/1/2041	1,450	1,131
	Middleborough MA GO	2.250%	10/1/2045	5,800	4,169
	Middleborough MA GO	2.350%	10/1/2049	5,050	3,346
	Middleton MA GO	2.000%	12/15/2034	3,015	2,776
	Middleton MA GO	2.000%	12/15/2035	3,015	2,719
	Middleton MA GO	2.000%	12/15/2036	185	163
	Middleton MA GO	2.000%	12/15/2038	1,520	1,275
	Middleton MA GO	2.125%	12/15/2042	2,635	2,050
	Milford MA GO	2.000%	12/1/2034	2,650	2,431
	Milford MA GO	2.000%	12/1/2035	2,750	2,470
	Milford MA GO	2.000%	12/1/2036	1,400	1,227
	Milford MA GO	2.000%	12/1/2039	3,000	2,449
	Milford MA GO	2.000%	12/1/2040	3,000	2,388
	Milford MA GO	2.250%	12/1/2044	6,600	4,901
	Milford MA GO	2.125%	12/1/2048	6,200	3,995
	Milford MA GO	2.500%	12/1/2051	5,335	3,559
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/2043	20	16
	Montague MA GO	2.375%	2/1/2038	140	124
	Nashoba MA Regional School District GO	4.000%	6/15/2039	2,380	2,549
	Nashoba MA Regional School District GO	4.000%	6/15/2041	2,575	2,684
	Nashoba MA Regional School District GO	4.000%	6/15/2042	2,675	2,750
	Nashoba MA Regional School District GO	4.000%	6/15/2043	2,780	2,830
	Nashoba MA Regional School District GO	4.000%	6/15/2046	2,580	2,552
	Nashoba MA Regional School District GO	4.000%	6/15/2047	2,500	2,422
	Nashoba MA Regional School District GO	4.125%	6/15/2050	7,740	7,443
	Nashoba MA Regional School District GO	5.000%	11/1/2053	6,010	6,209
	Nashoba MA Regional School District GO	4.125%	6/15/2054	4,755	4,536
	Natick MA GO	2.125%	8/1/2038	100	84
	Nauset Regional MA School District GO	4.000%	5/15/2048	2,500	2,420
	Needham MA GO	2.000%	7/15/2036	200	173
	Needham MA GO	2.000%	7/15/2038	210	173
	Needham MA GO	2.000%	7/15/2040	1,650	1,334
	New Bedford MA GO	2.000%	9/1/2035	475	423
	New Bedford MA GO	3.000%	3/1/2037	235	230
	New Bedford MA GO	2.250%	9/1/2043	825	615
	New Bedford MA GO	3.250%	3/1/2044	885	793
	New Bedford MA GO	4.000%	4/1/2048	4,820	4,693
	New Bedford MA GO	4.000%	9/1/2052	435	413
	New Bedford MA GO	4.000%	4/1/2053	3,945	3,728
	New Bedford MA GO	4.000%	4/1/2053	120	114
	Northbridge MA GO	3.000%	6/1/2038	1,000	956
	Northbridge MA GO	3.000%	6/1/2039	1,000	942
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2051	200	188
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/2052	1,500	1,110
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/2054	3,000	2,797
	Norwood MA GO	3.000%	3/15/2042	595	528
	Norwood MA GO	4.000%	9/15/2047	7,000	6,809
	Orange MA GO	3.000%	6/1/2036	400	394
	Orange MA GO	3.000%	6/1/2051	2,795	2,097
	Peabody MA BAN GO	4.000%	7/10/2026	1,100	1,107
	Peabody MA GO	3.500%	7/1/2037	115	116
	Peabody MA GO	4.000%	7/1/2053	300	281
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	1,000	1,004
	Plymouth MA GO	2.000%	5/1/2034	1,000	928
	Quincy MA BAN GO	5.000%	7/24/2026	7,440	7,516
	Quincy MA BAN GO	5.000%	9/29/2026	35,995	36,539
	Quincy MA GO	5.000%	7/15/2031	245	283
	Quincy MA GO	5.000%	7/15/2032	300	353
	Quincy MA GO	5.000%	7/15/2033	400	479
	Quincy MA GO	3.000%	7/1/2034	200	201
	Quincy MA GO	5.000%	7/15/2034	260	315
	Quincy MA GO	5.000%	7/15/2035	400	490
	Quincy MA GO	5.000%	7/15/2036	700	850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quincy MA GO	2.000%	7/1/2037	170	144
	Quincy MA GO	5.000%	7/15/2037	700	842
	Quincy MA GO	5.000%	7/15/2038	1,000	1,194
	Quincy MA GO	2.000%	1/15/2046	3,000	1,968
	Quincy MA GO	2.000%	6/1/2046	5,155	3,393
	Quincy MA GO	5.000%	6/1/2047	5,365	6,141
	Revere MA GO	2.125%	9/1/2041	1,860	1,439
	Revere MA GO	2.250%	9/1/2043	2,000	1,488
	Rockland MA GO	2.200%	8/1/2050	1,840	1,150
	Rowley MA GO	3.500%	7/15/2043	1,625	1,546
	Salem MA GO	3.000%	9/15/2036	605	597
	Salisbury MA GO	2.000%	8/1/2028	400	392
	Saugus MA GO	3.000%	9/15/2036	1,500	1,480
	Somerset MA GO	4.000%	4/1/2048	2,860	2,645
	Somerville MA GO	2.125%	10/15/2039	2,670	2,245
	Somerville MA GO	2.000%	6/1/2040	1,755	1,422
	Somerville MA GO	2.125%	10/15/2040	4,875	4,003
	Somerville MA GO	2.125%	10/15/2041	4,980	4,024
	South Shore MA Regional School District BAN GO	4.250%	6/22/2026	8,010	8,049
	Southbridge MA GO	2.000%	5/15/2032	335	315
	Springfield MA GO	2.000%	9/1/2034	1,290	1,178
[2]	Springfield MA GO	3.500%	3/1/2047	210	182
	Springfield MA Water & Sewer Commission Water Revenue	5.000%	4/15/2033	1,010	1,042
	Stoneham MA GO	2.000%	1/15/2034	4,000	3,740
	Stoneham MA GO	2.000%	1/15/2035	4,080	3,758
	Stoneham MA GO	2.000%	1/15/2036	4,000	3,610
	Stoneham MA GO	2.125%	1/15/2037	4,245	3,794
	Stoneham MA GO	2.500%	1/15/2052	1,960	1,313
	Stoughton MA GO	3.000%	10/15/2037	3,635	3,546
	Swampscott MA GO	3.000%	3/1/2052	2,500	1,903
	Taunton MA GO	4.000%	3/1/2049	2,610	2,516
	Taunton MA GO	4.000%	3/1/2054	1,810	1,685
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2040	3,740	3,906
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2041	4,860	5,042
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2043	4,600	4,682
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2044	1,455	1,469
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2045	4,300	4,304
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2047	1,915	1,855
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2050	2,000	1,886
	Tyngsborough MA GO	3.000%	10/15/2041	1,710	1,584
	Tyngsborough MA GO	3.000%	10/15/2043	1,815	1,611
	Tyngsborough MA GO	4.000%	10/15/2051	4,410	4,174
	Tyngsborough MA GO	4.000%	10/15/2054	6,310	5,870
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2031	30	30
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2034	1,540	1,659
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2039	1,000	1,058
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2046	435	424
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	11,880	12,243
[3]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	1.850%	3/2/2026	1,400	1,400
	Upton MA GO	2.250%	8/15/2046	150	104
	Wakefield MA GO	4.000%	9/15/2054	13,240	12,319
	Walpole MA GO	3.000%	10/15/2038	1,800	1,753
	Waltham MA GO	2.000%	7/15/2036	250	222
	Waltham MA GO	2.125%	10/15/2038	745	622
	Waltham MA GO	3.000%	2/1/2041	130	118
	Waltham MA GO	3.000%	8/15/2042	1,410	1,275
	Waltham MA GO	3.000%	8/15/2043	1,460	1,297
	Waltham MA GO	3.000%	8/15/2044	1,500	1,295
	Waltham MA GO	3.000%	8/15/2045	1,530	1,296
	Watertown MA GO	3.375%	4/15/2042	100	95
	Watertown MA GO	4.000%	6/15/2054	730	703
	West Springfield MA GO	2.000%	5/15/2037	840	716
	West Springfield MA GO	2.000%	5/15/2038	840	698
	West Springfield MA GO	2.000%	5/15/2039	835	677
	West Springfield MA GO	2.000%	5/15/2040	835	656
	West Springfield MA GO	2.000%	5/15/2041	835	643
	West Springfield MA GO	2.125%	5/15/2042	705	534
	West Springfield MA GO	2.125%	5/15/2043	705	518
	West Springfield MA GO	2.250%	5/15/2046	2,115	1,475
	Weymouth MA GO	2.000%	8/15/2036	250	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weymouth MA GO	3.000%	9/15/2037	140	137
	Weymouth MA GO	2.000%	9/15/2040	505	397
	Weymouth MA GO	2.000%	8/15/2041	2,370	1,855
	Weymouth MA GO	2.000%	9/15/2045	2,355	1,608
	Weymouth MA GO	2.250%	9/15/2050	5,000	3,170
	Worcester MA GO	2.000%	2/15/2032	2,025	1,937
	Worcester MA GO	3.000%	2/1/2033	2,155	2,165
	Worcester MA GO	2.000%	2/15/2033	1,620	1,519
	Worcester MA GO	2.000%	2/15/2034	1,715	1,584
[2]	Worcester MA GO	4.000%	2/1/2035	4,325	4,599
	Worcester MA GO	2.250%	2/1/2040	100	83
[2]	Worcester MA GO	2.000%	2/15/2043	300	221
[2]	Worcester MA GO	2.500%	2/1/2044	4,350	3,435
[2]	Worcester MA GO	2.000%	2/15/2044	1,940	1,373
[2]	Worcester MA GO	4.000%	2/15/2044	1,870	1,887
	Worcester MA GO	4.000%	2/15/2046	300	295
[2]	Worcester MA GO	4.000%	2/15/2047	790	766
	Worcester MA GO	2.000%	2/1/2048	3,140	2,016
[2]	Worcester MA GO	4.000%	2/15/2048	545	522
	Worcester MA GO	2.000%	2/1/2049	3,200	2,013
[2]	Worcester MA GO	4.000%	2/15/2049	1,135	1,078
	Worcester MA GO	2.125%	2/1/2050	3,325	2,110
					3,486,766
American Samoa (0.0%)
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	235	243
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	236
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	288
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
					868
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	60	63
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	1,000	1,023
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,665	2,847
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	5,862	4,334
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	4,106	4,202
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	1,448	1,471
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	1,205	1,206
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	10,351	10,033
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	500	530
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	3,450	3,679
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	261
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	261
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	9,025	8,754
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	4,125	4,001
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,365	2,294
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	402	362
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,065	1,736
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	885	687
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	4,130	4,137
					51,818
Virgin Islands (0.1%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,000	1,139
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	2,000	2,301
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,100	1,261
					4,701
Total Tax-Exempt Municipal Bonds (Cost $3,512,095)					3,544,216

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	4,477	3,056
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	1,736	1,202
Total Taxable Municipal Bonds (Cost $3,794)				4,258
Total Investments (99.5%) (Cost $3,515,889)				3,548,474
Other Assets and Liabilities—Net (0.5%)				18,736
Net Assets (100%)				3,567,210
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $131,425, representing 3.7% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Securities with a value of $801 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	121	25,322	29
5-Year U.S. Treasury Note	June 2026	189	20,817	62
10-Year U.S. Treasury Note	June 2026	70	7,967	37
Ultra 10-Year U.S. Treasury Note	June 2026	26	3,035	31
				159

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/16/2026	RBC	6,540	Buy	5-Year MMD AAA General Obligation Scale	3.500%	411	411	—
4/22/2026	RBC	520	Buy	5-Year MMD AAA General Obligation Scale	3.460%	31	31	—
4/22/2026	MSBNA	390	Buy	5-Year MMD AAA General Obligation Scale	3.460%	23	23	—
4/23/2026	JPMC	1,330	Buy	5-Year MMD AAA General Obligation Scale	3.380%	75	75	—
4/30/2026	RBC	5,000	Buy	10-Year MMD AAA General Obligation Scale	3.700%	523	523	—
5/19/2026	RBC	372	Buy	15-Year MMD AAA General Obligation Scale	4.060%	39	39	—
5/19/2026	MSBNA	336	Buy	15-Year MMD AAA General Obligation Scale	4.060%	35	35	—
6/4/2026	MSBNA	5,500	Buy	10-Year MMD AAA General Obligation Scale	3.690%	526	526	—
6/9/2026	MSBNA	5,500	Buy	10-Year MMD AAA General Obligation Scale	3.710%	533	533	—
						2,196	2,196	—
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.

At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,834 in connection with open over-the-counter municipal market rate lock contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,544,216	—	3,544,216
Taxable Municipal Bonds	—	4,258	—	4,258
Total	—	3,548,474	—	3,548,474
Derivative Financial Instruments
Assets
Futures Contracts[1]	159	—	—	159
Swap Contracts	—	2,196	—	2,196
Total	159	2,196	—	2,355
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.